Basic and diluted earnings (loss) per share (Tables)	12 Months Ended
Dec. 31, 2020
Basic and diluted earnings (loss) per share
Schedule of basic and diluted earnings (loss) per share

	Year ended December 31,
	2020	2019	2018
Net income (loss) attributable to Vale's stockholders:
Net income (loss) from continuing operations	4,881	(1,683)	6,952
Loss from discontinued operations	—	—	(92)
Net income (loss)	4,881	(1,683)	6,860
Thousands of shares
Weighted average number of shares outstanding-common shares	5,129,585	5,127,950	5,178,024
Basic and diluted earnings (loss) per share from continuing operations:
Common share (US$)	0.95	(0.33)	1.34
Basic and diluted loss per share from discontinued operations:
Common share (US$)	—	—	(0.02)
Basic and diluted earnings (loss) per share:
Common share (US$)	0.95	(0.33)	1.32